Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income for the year	$ 1,056,317	$ 1,238,892	$ 401,630	$ 603,745
Items that do not represent cash flows:
Depreciation and amortization	76,798	90,072	73,357	70,541
Impairment property and equipment	1,690	1,982	1,661	2,555
Provision for Expected Credit losses	93,710	109,907	520,307	376,153
Provisions for contingent loan risks	(5,132)	(6,019)	73,210	(45)
Fair value adjustment of financial assets held-for-trading	6,122	7,180	(909)	294
Provision for deferred income taxes	20,163	23,648	(58,895)	(58,733)
Income attributable to associates	(1,793)	(2,103)	5,099	(6,039)
Net gain on sales of assets received in lieu of payment	(1,837)	(2,155)	(3)	(2,560)
Net gain loss on sales of property and equipment	(214)	(251)	(30)	(90)
Charge-offs of assets received in lieu of payment	418	490
Other charges (credits) to income that do not represent cash flows	13,508	15,843	27,110	9,477
Net changes in exchange rate, interest and fees accrued on assets and liabilities	(500,215)	(586,673)	(7,117)	146,774
Changes in assets and liabilities that affect operating cash flows:
(Increase) decrease in loans and advances to banks, net	1,409,687	1,653,340	(1,800,134)	354,308
(Increase) decrease in loans to customers at amortized cost	(2,915,171)	(3,419,034)	(1,140,644)	(2,342,112)
(Increase) decrease in financial assets held-for-trading, net	654,841	768,025	(2,793,801)	149,292
(Increase) decrease in other assets and liabilities	(341,542)	(400,575)	304,426	129,119
Increase (decrease) in current accounts and other demand deposits	3,369,787	3,952,227	3,843,145	1,738,840
Increase (decrease) in transactions from reverse repurchase agreements	(176,369)	(206,853)	(33,488)	1,711
Increase (decrease) in saving accounts and time deposits	234,048	274,501	(1,901,014)	184,946
Proceeds from sale of assets received in lieu of payment	10,824	12,695	13,730	30,795
Total cash flows from operating activities	3,005,640	3,525,139	(2,472,360)	1,388,971
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase) decrease in financial assets at fair value through other comprehensive income	(2,070,906)	(2,428,845)	285,558	(301,175)
(Increase) decrease in financial instruments at amortized cost	(813,477)	(954,080)
Payments for lease agreements	(30,585)	(35,871)	(28,705)	(29,374)
Net changes in leased assets	(1,386)	(1,626)	(847)	(1,725)
Purchases of property and equipment	(34,193)	(40,103)	(28,471)	(43,512)
Proceeds from sales of property and equipment	214	251	401	92
Purchases of intangible assets	(30,222)	(35,446)	(18,631)	(20,928)
Investments in other companies	(7,847)	(9,203)		(671)
Dividends received from investments in other companies	1,097	1,287	1,001	552
Total cash flows from investing activities	(2,987,305)	(3,503,636)	210,306	(396,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of mortgage financial bonds	(1,633)	(1,915)	(2,382)	(3,268)
Proceeds from bond issuances	1,661,016	1,948,109	889,135	2,625,176
Redemption from bond issuances	(1,338,021)	(1,569,287)	(1,221,026)	(1,546,572)
Dividends paid	(220,271)	(258,343)	(350,538)	(356,311)
Increase (decrease) in borrowings from foreign financial institutions	(45,421)	(53,272)	(999,925)	44,755
Increase (decrease) in other financial obligations	83,137	97,507	52,683	42,664
Increase (decrease) in borrowings from Central Bank of Chile	1,237,814	1,451,760	3,110,600
Other long-term borrowings
Payment of other long-term borrowings	(207)	(243)	(16,963)	(4,005)
Total cash flows from financing activities	1,376,414	1,614,316	1,461,584	802,439
TOTAL NET POSITIVE (NEGATIVE) CASH FLOWS FOR THE YEAR	1,394,749	1,635,819	(800,470)	1,794,669
Net effect of exchange rate changes on cash and cash equivalents	324,965	381,133	(34,366)	34,299
Cash and cash equivalents at beginning of year	2,275,410	2,668,696	3,110,246	1,281,278
Cash and cash equivalents at end of year	3,995,124	4,685,648	2,275,410	3,110,246
Cash received (paid ) during the year for:
Income taxes (paid) received	29,163	34,204	(70,686)	(6,514)
Interest received	1,656,189	1,942,447	1,777,086	2,010,563
Interest paid	$ (262,894)	$ (308,333)	$ (505,557)	$ (460,115)